----------------------
                               UMB | SCOUT FUNDS
                             ----------------------

                                MONEY MARKET FUND
                            PRIME PORTFOLIO (UMPXX)
                           FEDERAL PORTFOLIO (UMFXX)

                           TAX-FREE MONEY MARKET FUND
                                    (UMTXX)

                         ------------------------------
                         ANNUAL REPORT | JUNE 30, 2002
                         ------------------------------

---------------------------
ECONOMIC AND MARKET OUTLOOK
---------------------------

"These are the times that try men's souls." We can find no better quote to summarize the volatile year we have just experienced. Volatility not only in the worldwide financial markets, but also in the geo/political arena. As of this writing, the U.S. stock market, as measured by the Standard and Poor's 500R Index, is down 17.99% for the fiscal year ended 6/30/02. Equity valuations are no longer being driven by economic fundamentals, but rather by the accounting debacle of the day. It appears that corporate accounting standards are not all they were cracked up to be. Investors and advisors alike are left wondering, "where will this all end?"

Our search for the answer to that question leads us back to corporate and economic fundamentals. It appears that after a period of significant economic weakness, the U.S. economy is attempting to regain its footing. We have concerns that true demand-led growth could be hard to come by over the next few quarters. This could lead to market pundits reducing their expectations of corporate profit growth as the rest of 2002 unfolds. Unemployment remains sticky on the upside. With this in mind, we continue to believe the U.S. consumer is vulnerable to slower growth in spending than has been the case in previous economic rebounds.

In this environment, we have been viewing the various financial markets with a certain degree of conservatism. We believe conservatism is still warranted. Keeping a keen eye on quality in everything we do, we continue to be vigilant in applying our strict quality processes to the management of our shareholders' investments.

Another old saying, "this too shall pass" comes to mind in times such as the negative period we are now experiencing. This negative environment shall also pass, but in the meantime, we are on the lookout for opportunities. In this environment, we believe stock prices will rise in a selective fashion. Much of our fundamental work is currently centered on finding such opportunities.

We continue to appreciate your confidence and support and will strive to maintain and grow that confidence.

Sincerely,

/s/William B. Greiner

William B. Greiner, CFA
Chairman
Scout Investment Advisors, Inc.

--------------------------------------------------------------------------------
SHARES OF THE UMB SCOUT FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, NOR GUARANTEED BY, UMB BANK, N.A. OR ANY OTHER BANKING INSTITUTION; NOR ARE THEY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION ("FDIC") OR ANY OTHER GOVERNMENT AGENCY. THESE SHARES INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL INVESTED.
--------------------------------------------------------------------------------
                                                   UMB SCOUT FUNDS ANNUAL REPORT

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
MONEY MARKET FUND

OBJECTIVE:
The UMB Scout Money Market Fund seeks maximum income consistent with safety of principal and liquidity by investing in short-term debt obligations. The Fund offers shares of two separate Portfolios, Prime and Federal.

The Prime Portfolio of the UMB Scout Money Market Fund finished the fiscal year with a 7-day yield of 1.31%. The Federal Portfolio of the Fund finished with a 7-day yield of 1.26%.

The total returns for Prime and Federal Portfolios, for the fiscal year, were 1.94% and 1.91%, respectively.

The Federal Open Market Committee (FOMC) held Federal Funds steady at 1.75%. Low money market rates have caused some distress amongst investors, but the slow economic recovery makes it increasingly likely that short rates will remain low for the foreseeable future.

We will be maintaining moderate average maturities, in the 25-45 day range. The next major move in short-term rates is likely higher. When signs of economic recovery begin to appear, we will likely move to a shorter maturity structure.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

J. ERIC KELLEY
Scout Investment Advisors, Inc.

---------------------
FUND DIVERSIFICATION
---------------------
UMB SCOUT MONEY MARKET FUND
PRIME PORTFOLIO (UMPXX)

Commercial Paper........94%
Government & Agency..... 6%
--------------------------------------------------------------------------------
Based on total investments as of June 30, 2002. Subject to change.

---------------------
FUND DIVERSIFICATION
---------------------
UMB SCOUT MONEY MARKET FUND
FEDERAL PORTFOLIO (UMFXX)

Agencies...............100%
--------------------------------------------------------------------------------
Based on total investments as of June 30, 2002. Subject to change.


--------------------------------------------------------------------------------
JUNE 30, 2002

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
JUNE 30, 2002

MONEY MARKET FUND

--------------------------------------------------------------------------------
     FACE                                                             MARKET
    AMOUNT     DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

PRIME PORTFOLIO
SHORT-TERM CORPORATE
NOTES - 93.6%
               3M Co.
$  1,000,000     1.74%, 07/22/02                                     $998,985

               Abbott Laboratories
   5,000,000     1.75%, 07/26/02                                    4,993,924
  10,000,000     1.75%, 08/13/02                                    9,979,097

               AIG Funding
  10,000,000     1.76%, 07/08/02                                    9,996,578
  10,000,000     1.75%, 07/09/02                                    9,996,111
  10,000,000     1.75%, 07/18/02                                    9,991,736

               Alcoa, Inc.
  10,000,000     1.72%, 07/23/02                                    9,989,489
  10,000,000     1.72%, 07/24/02                                    9,989,011
               American Express Co.
  10,000,000     1.76%, 07/19/02                                    9,991,200
  10,000,000     1.76%, 07/31/02                                    9,985,500

               Amgen, Inc.
   8,500,000     1.76%, 07/02/02                                    8,499,585

               Anheuser-Busch Companies, Inc.
  10,000,000     1.72%, 07/15/02                                    9,993,311
   6,170,000     1.72%, 07/19/02                                    6,164,601

               Becton Dickinson and Co.
  15,000,000     1.74%, 07/12/02                                   14,992,025

               BellSouth Corp.
  10,000,000     1.74%, 07/03/02                                    9,999,028
  10,000,000     1.74%, 07/08/02                                    9,996,617
  10,455,000     1.72%, 07/16/02                                   10,447,507
  10,000,000     1.74%, 07/18/02                                    9,991,783

               Bristol-Myers Squibb Co.
  20,000,000     1.74%, 07/29/02                                   19,972,933

               ChevronTexaco Corp.
  10,000,000     1.74%, 07/09/02                                    9,996,133
  10,000,000     1.74%, 07/16/02                                    9,992,750
  10,000,000     1.74%, 07/23/02                                    9,989,367
  10,000,000     1.74%, 07/25/02                                    9,988,333

               Clorox Co.
  15,000,000     1.75%, 07/17/02                                   14,988,422

               Coca-Cola Co.
  10,000,000     1.72%, 07/12/02                                    9,994,745
  15,000,000     1.73%, 07/17/02                                   14,988,467

               Colgate-Palmolive Co.
   5,600,000     1.73%, 07/16/02                                    5,595,963
  14,000,000     1.72%, 07/22/02                                   13,985,953
  10,000,000     1.73%, 07/24/02                                    9,988,947
   1,000,000     1.73%, 07/31/02                                      998,558

               Donnelley (R.R.) & Sons Co.
   3,127,000     1.74%, 07/18/02                                    3,124,431


--------------------------------------------------------------------------------
     FACE                                                             MARKET
    AMOUNT     DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

SHORT-TERM CORPORATE
NOTES (Continued)
               Du Pont (E.I.)
                 De Nemours & Co.
$20,000,000    1.72%, 07/10/02                                    $19,991,400

               Duke Energy
  10,000,000     1.95%, 07/01/02                                   10,000,000

               Emerson Electric Co.
  11,491,000     1.74%, 07/15/02                                   11,483,224
  25,000,000     1.74%, 08/20/02                                   24,939,514

               Executive Jet, Inc.
  10,000,000     1.77%, 07/22/02                                    9,989,675
  10,000,000     1.76%, 08/06/02                                    9,982,400
  10,000,000     1.76%, 08/07/02                                    9,981,911
  10,000,000     1.76%, 08/12/02                                    9,979,467

               Gannett Co., Inc.
  12,122,000     1.75%, 07/11/02                                   12,116,107
   8,000,000     1.75%, 07/12/02                                    7,995,722
   7,000,000     1.75%, 07/22/02                                    6,992,854
  10,000,000     1.75%, 07/25/02                                    9,988,333

               General Dynamics Corp.
  10,000,000     1.75%, 07/11/02                                    9,995,139
  10,000,000     1.75%, 07/12/02                                    9,994,653
  10,000,000     1.75%, 07/18/02                                    9,991,783
  10,000,000     2.08%, 09/27/02                                    9,949,156

               General Re Corp.
  10,000,000     1.73%, 07/23/02                                    9,989,367
  10,000,000     1.73%, 07/25/02                                    9,988,467

               Gillette Co.
   8,000,000     1.94%, 07/01/02                                    8,000,000

               International Business
                 Machines Corp.
   5,000,000     1.74%, 07/30/02                                    4,992,992
  10,000,000     1.74%, 07/31/02                                    9,985,500

               Kimberly-Clark Corp.
   9,000,000     1.74%, 07/08/02                                    8,996,955
   3,000,000     1.75%, 08/02/02                                    2,995,333
  10,000,000     1.73%, 08/06/02                                    9,982,700
               Laclede Gas Co.
   2,175,000     1.75%, 07/03/02                                    2,174,783
   3,170,000     1.75%, 07/30/02                                    3,165,480
   6,070,000     1.75%, 08/08/02                                    6,058,595
   5,000,000     1.75%, 08/19/02                                    4,987,886

               Marsh & McLennan Companies, Inc.
   8,100,000     1.74%, 07/25/02                                    8,090,604

               May Department Stores Co.
   3,709,000     1.75%, 07/01/02                                    3,709,000
  10,000,000     1.75%, 07/19/02                                    9,991,250

--------------------------------------------------------------------------------
                                                   UMB SCOUT FUNDS ANNUAL REPORT

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
JUNE 30, 2002

MONEY MARKET FUND (Continued)

--------------------------------------------------------------------------------
     FACE                                                             MARKET
    AMOUNT     DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

PRIME PORTFOLIO (Continued)
SHORT-TERM CORPORATE
NOTES (Continued)
               Medtronic, Inc.
$10,000,000      1.74%, 07/09/02                                   $9,996,133
  12,700,000     1.74%, 07/10/02                                   12,694,476
  10,000,000     1.77%, 07/15/02                                    9,993,117
   6,000,000     1.74%, 07/17/02                                    5,995,360
   3,000,000     1.74%, 07/25/02                                    2,996,520

               Merck & Co., Inc.
  10,000,000     1.78%, 07/01/02                                   10,000,000
   6,000,000     2.00%, 07/02/02                                    5,999,703

               Merrill Lynch & Co., Inc.
  10,000,000     1.71%, 07/02/02                                    9,999,525

               Nike, Inc.
   6,225,000     1.76%, 07/12/02                                    6,221,652
  10,480,000     1.74%, 07/18/02                                   10,471,389
  10,000,000     1.76%, 08/15/02                                    9,978,000
  15,000,000     1.76%, 08/29/02                                   14,956,734

               Pfizer, Inc.
   7,500,000     1.72%, 07/15/02                                    7,494,983
   8,000,000     1.72%, 07/16/02                                    7,994,233
  10,000,000     1.72%, 07/29/02                                    9,986,545

               President & Fellows Harvard
  10,000,000     1.74%, 07/11/02                                    9,995,167
  10,000,000     1.74%, 08/26/02                                    9,972,933

               Procter & Gamble Co.
  10,000,000     1.73%, 07/24/02                                    9,988,947
  30,000,000     1.73%, 07/26/02                                   29,963,889
               Snap-On, Inc.
  10,000,000     1.76%, 07/08/02                                    9,996,578

               Stanley Works
  10,000,000     1.83%, 07/19/02                                    9,990,850

               State Street Corp.
  10,000,000     1.75%, 07/01/02                                   10,000,000
   5,000,000     1.75%, 07/15/02                                    4,996,597
  10,000,000     1.75%, 07/29/02                                    9,986,389
  10,000,000     1.75%, 08/09/02                                    9,981,150

               Wal-Mart Stores, Inc.
   7,000,000     1.72%, 07/16/02                                    6,994,984
  17,000,000     1.72%, 07/23/02                                   16,982,027
  18,000,000     1.72%, 07/30/02                                   17,975,076
                                                                 ------------
TOTAL SHORT-TERM
CORPORATE NOTES
(COST $877,684,297) - 93.6%                                       877,684,297
                                                                 ============

--------------------------------------------------------------------------------
     FACE                                                             MARKET
    AMOUNT     DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCIES - 6.2%
               Federal Home Loan Bank
$1,700,000       1.70%, 07/17/02                                   $1,698,716
   6,000,000     2.35%, 04/01/03                                    6,000,000
   5,000,000     2.57%, 04/25/03                                    5,000,000
   7,000,000     2.72%, 06/13/03                                    7,000,000

               Federal Home Loan Mortgage Corp.
   9,000,000     1.70%, 07/02/02                                    8,999,567
   6,000,000     2.66%, 05/21/03                                    6,000,000

               Federal National Mortgage Association
  13,100,000     1.71%, 07/03/02                                   13,098,765
   1,500,000     1.70%, 07/19/02                                    1,498,725
   1,000,000     1.70%, 07/22/02                                      999,008
   8,300,000     1.70%, 07/24/02                                    8,290,879
                                                                 ------------

TOTAL U.S. GOVERNMENT AGENCIES
(COST $58,585,660) - 6.2%                                          58,585,660
                                                                 ============

TOTAL INVESTMENTS
(COST $936,269,957) - 99.8%                                       936,269,957

Other assets less liabilities - 0.2%                                1,874,594
                                                                 ------------

TOTAL NET ASSETS - 100.0%
  (equivalent to $1.00 per share;
  1,500,000,000 shares of $0.01 par value
  capital shares authorized;
  938,173,190 shares outstanding)                                $938,144,551
                                                                 ============

Valuation of securities is on the basis of amortized cost, which approximates market value.

See accompanying Notes to Financial Statements.

                                                         Continued on next page.
--------------------------------------------------------------------------------
JUNE 30, 2002

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
JUNE 30, 2002

MONEY MARKET FUND (Continued)

--------------------------------------------------------------------------------
     FACE                                                             MARKET
    AMOUNT     DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

FEDERAL PORTFOLIO
U.S. GOVERNMENT AGENCIES - 100.0%
               Federal Agricultural
                 Mortgage Association
$10,000,000      1.73%, 07/11/02                                   $9,995,195
  15,500,000     1.74%, 07/12/02                                   15,491,759

               Federal Home Loan Bank
   3,000,000     1.70%, 07/08/02                                    2,999,008
  15,642,000     1.72%, 07/10/02                                   15,635,299
   2,600,000     1.72%, 07/15/02                                    2,598,261
   1,300,000     1.70%, 07/17/02                                    1,299,018
  10,000,000     1.71%, 07/19/02                                    9,991,450
  18,601,000     1.72%, 07/24/02                                   18,580,687
  11,334,000     1.72%, 07/26/02                                   11,320,462
  12,200,000     1.70%, 07/31/02                                   12,182,717
   2,500,000     2.35%, 04/01/03                                    2,500,000
   2,000,000     2.57%, 04/25/03                                    2,000,000

               Federal Home Loan
                 Mortgage Corp.
  20,000,000     1.90%, 07/01/02                                   20,000,000
   2,000,000     1.70%, 07/02/02                                    1,999,904
  10,000,000     1.70%, 07/05/02                                    9,998,111
  14,250,000     1.70%, 07/08/02                                   14,245,290
   3,500,000     1.71%, 07/11/02                                    3,498,337
  15,000,000     1.70%, 07/18/02                                   14,987,958
  15,000,000     1.70%, 07/23/02                                   14,984,417
  18,502,000     1.70%, 07/25/02                                   18,481,031
   8,000,000     1.72%, 07/30/02                                    7,988,915
   4,000,000     2.66%, 05/21/03                                    4,000,000

--------------------------------------------------------------------------------
     FACE                                                             MARKET
    AMOUNT     DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCIES (Continued)
               Federal National
                 Mortgage Association
$15,474,000      1.71%, 07/03/02                                  $15,472,517
  12,000,000     1.70%, 07/09/02                                   11,995,466
   2,000,000     1.72%, 07/10/02                                    1,999,140
   4,756,000     1.71%, 07/11/02                                    4,753,741
   9,493,000     1.70%, 07/15/02                                    9,486,724
     570,000     6.22%, 07/15/02                                      570,963
  21,000,000     1.70%, 07/16/02                                   20,985,100
  15,000,000     1.71%, 07/17/02                                   14,988,600
   9,000,000     1.70%, 07/19/02                                    8,992,350
  13,750,000     1.70%, 07/24/02                                   13,735,015
     570,000     6.24%, 07/29/02                                      571,937
  15,000,000     1.67%, 08/05/02                                   14,975,646
   4,800,000     1.82%, 08/07/02                                    4,791,022
   5,399,000     1.72%, 08/09/02                                    5,388,940
  10,000,000     2.60%, 05/29/03                                   10,000,000
                                                                 ------------

TOTAL INVESTMENTS
(COST $353,484,980) - 100.0%                                      353,484,980

Liabilities less other assets - (0.0)%                               (46,260)
                                                                 ------------

TOTAL NET ASSETS - 100.0%
  (equivalent of $1.00 per share;
  750,000,000 shares of $0.01 par value
  capital shares authorized;
  353,473,217 shares outstanding)                                $353,438,720
                                                                 ============

Valuation of securities is on the basis of amortized cost, which approximates market value.

See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------
                                                   UMB SCOUT FUNDS ANNUAL REPORT

--------------------------------------------------------------------------------
TAX-FREE MONEY MARKET FUND

OBJECTIVE:
The UMB Scout Tax-Free Money Market Fund seeks the highest level of income exempt from federal income tax consistent with quality and maturity standards.

The UMB Scout Tax-Free Money Market Fund finished the fiscal year with a 7-day yield of 0.89%. The total return for the year was 1.23%.

The Federal Open Market Committee (FOMC) held Federal Funds steady at 1.75%. Low money market rates have caused some distress amongst investors, but the slow economic recovery makes it increasingly likely that short rates will remain low for the foreseeable future.

We continue to maintain what we believe to be a substantially higher level of credit quality than the average tax-free money market fund by reviewing issuers' creditworthiness on a "stand-alone" basis, without the support of third-party credit enhancement.

This management style should continue to make the Fund an outstanding option for investors in the upper tax brackets who seek solid yields combined with top-tier credit quality.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Income from the Fund may be subject to the federal alternative minimum tax, as well as state and local taxes.

J. ERIC KELLEY
Scout Investment Advisors, Inc.

--------------------
FUND DIVERSIFICATION
--------------------
UMB SCOUT TAX-FREE MONEY MARKET FUND (UMTXX)

Demand Notes............53%
Commercial Paper........47%
--------------------------------------------------------------------------------
Based on total investments as of June 30, 2002. Subject to change.

--------------------------------------------------------------------------------
JUNE 30, 2002

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
JUNE 30, 2002

TAX-FREE MONEY MARKET FUND

--------------------------------------------------------------------------------
             FACE                                                      MARKET
STATE       AMOUNT    DESCRIPTION                                      VALUE
--------------------------------------------------------------------------------

ARIZONA
                      Arizona State University, Revenue
          $1,820,000     5.90%, 07/01/09                            $1,838,200
                      Mesa, Arizona Community
                      Development Corp., Commercial Paper
           1,500,000     1.50%, 07/09/02                             1,500,000
                      Salt River Project, Arizona,
                      Commercial Paper
           2,000,000     1.30%, 08/02/02                             2,000,000
           1,000,000     1.30%, 08/06/02                             1,000,000
           1,000,000     1.30%, 08/07/02                             1,000,000
           4,000,000     1.30%, 09/03/02                             4,000,000

ARKANSAS
                      Pulaski County, Arkansas, Pollution Control
             600,000     Variable Rate, 08/01/22                       600,000

CONNECTICUT
                      Connecticut State Health & Education
           1,000,000     Variable Rate, 05/15/14                     1,000,000
           1,500,000     Variable Rate, 02/15/21                     1,500,000

FLORIDA
                      Dade County, Florida, Industrial Development
             600,000     Variable Rate, 06/01/21                       600,000
                      Gainesville, Florida, Commercial Paper
           1,674,000     1.30%, 07/18/02                             1,674,000
                      Jacksonville, Florida, Commercial Paper
           2,000,000     1.45%, 07/02/02                             2,000,000

GEORGIA
                      Cobb County, Georgia, Housing Authority
                      Multifamily Housing
           2,100,000     Variable Rate, 09/15/26                     2,100,000
                      Fulton County, Georgia, Housing Authority
                      Multifamily Housing
           1,000,000     Variable Rate, 04/01/30                     1,000,000

HAWAII
                      Honolulu, Hawaii, City & County
           2,000,000     Variable Rate, 01/01/05                     2,000,000
           3,925,000     Variable Rate, 01/01/15                     3,925,000

ILLINOIS
                      Bedford Park, Illinois, Environment
           1,000,000     Variable Rate, 08/01/22                     1,000,000
                      Illinois Development Finance Authority Poll
             910,000     Variable Rate, 11/01/12                       910,000
                      Joliet, Illinois, Regional Port Authority
           2,800,000     Variable Rate, 10/01/24                     2,800,000

INDIANA
                      Indiana, State Educational
                      Facilities Authority
           3,000,000     Variable Rate, 03/01/25                     3,000,000
                      St. Joseph County, Indiana,
                      Educational Facilities
           1,800,000     Variable Rate, 03/01/37                     1,800,000

LOUISIANA
                      Delhi, Louisiana, Industrial
                      Development Revenue
           3,000,000     Variable Rate, 12/01/12                     3,000,000

--------------------------------------------------------------------------------
                                                   UMB SCOUT FUNDS ANNUAL REPORT

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
JUNE 30, 2002

TAX-FREE MONEY MARKET FUND (Continued)

--------------------------------------------------------------------------------
             FACE                                                      MARKET
STATE       AMOUNT    DESCRIPTION                                      VALUE
--------------------------------------------------------------------------------

MARYLAND
                      Baltimore County, Maryland, Commercial Paper
          $2,500,000     1.30%, 08/06/02                            $2,500,000

MASSACHUSETTS
                      Massachusetts State Health & Educational
           2,900,000     Variable Rate, 08/01/15                     2,900,000
           2,200,000     Variable Rate, 11/01/26                     2,200,000

MISSISSIPPI
                      Jackson County, Mississippi, Port Facilities
           2,250,000     Variable Rate, 06/01/23                     2,250,000

MISSOURI
                      Missouri, State Environmental Authority
                      Pollution Control
             400,000     Variable Rate, 06/01/23                       400,000
                      Missouri, State Health & Education
             500,000     Variable Rate, 09/01/30                       500,000
           1,600,000     Variable Rate, 09/01/30                     1,600,000
           2,100,000     Variable Rate, 09/01/30                     2,100,000
           3,500,000     Variable Rate, 03/01/40                     3,500,000

NEBRASKA
                      Nebraska Public Power, Commercial Paper
           2,000,000     1.45%, 07/12/02                             2,000,000
           8,000,000     1.35%, 08/08/02                             8,000,000
                      Omaha, Nebraska, Public Power,
                      Commercial Paper
           2,900,000     1.30%, 07/08/02                             2,900,000
           4,000,000     1.45%, 07/10/02                             4,000,000
           1,000,000     1.30%, 07/23/02                             1,000,000
           4,000,000     1.35%, 08/08/02                             4,000,000

NEVADA
                      Clark County, Nevada, School District
             400,000     Variable Rate, 02/01/21                       400,000

NEW MEXICO
                      Hurley, New Mexico, Pollution Control
           1,250,000     Variable Rate, 12/01/15                     1,250,000

OHIO
                      Columbus, Ohio, Series 1
           3,300,000     Variable Rate, 06/01/16                     3,300,000
             900,000     Variable Rate, 12/01/17                       900,000
                      Columbus, Ohio, Water & Sewer
           2,600,000     Variable Rate, 06/01/11                     2,600,000
                      Ohio State University
           2,700,000     Variable Rate, 12/01/19                     2,700,000

PENNSYLVANIA
                      Beaver County, Pennsylvania,
                      Pollution Control
           2,650,000     Variable Rate, 09/01/25                     2,650,000

                                                         Continued on next page.
--------------------------------------------------------------------------------
JUNE 30, 2002

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
JUNE 30, 2002

TAX-FREE MONEY MARKET FUND (Continued)

--------------------------------------------------------------------------------
             FACE                                                      MARKET
STATE       AMOUNT    DESCRIPTION                                      VALUE
--------------------------------------------------------------------------------

SOUTH CAROLINA
                      South Carolina Public Service,
                      Commercial Paper
          $1,000,000     1.30%, 07/09/02                            $1,000,000
           2,600,000     1.45%, 07/12/02                             2,600,000
           1,000,000     1.25%, 08/02/02                             1,000,000
           1,000,000     1.30%, 08/14/02                             1,000,000
           1,500,000     1.30%, 08/20/02                             1,500,000
           1,000,000     1.30%, 08/21/02                             1,000,000
                      York County, South Carolina,
                      Commercial Paper
           1,000,000     1.75%, 07/03/02                             1,000,000
           3,000,000     1.50%, 07/15/02                             3,000,000

TENNESSEE
                      Metro Govt. Nashville/Davidson County,
                      Tennessee
           3,200,000     Variable Rate, 10/01/30                     3,200,000

TEXAS
                      Austin, Texas, Utilities, Commercial Paper
           6,000,000     1.355%, 08/01/02                            6,000,000
                      Brazos River Authority, Texas,
                      Pollution Control
             200,000     Variable Rate, 09/01/02                       200,000
             100,000     Variable Rate, 02/01/04                       100,000
                      Gulf Coast Waste Disposal
             600,000     Variable Rate, 06/01/20                       600,000
                      Harris County, Texas, Commercial Paper
           1,000,000     1.45%, 07/08/02                             1,000,000
           1,200,000     1.35%, 07/08/02                             1,200,000
           1,000,000     1.45%, 07/11/02                             1,000,000
           1,295,000     1.45%, 07/12/02                             1,295,000
           1,145,000     1.30%, 08/06/02                             1,145,000
           2,383,000     1.25%, 08/12/02                             2,383,000
                      Port Corpus Christi Authority, Texas
           4,500,000     Variable Rate, 09/01/14                     4,500,000
                      Texas Public Finance Authority,
                      Commercial Paper
           2,500,000     1.30%, 08/07/02                             2,500,000
                      University of Texas, Commercial Paper
           1,500,000     1.30%, 07/01/02                             1,500,000
           2,500,000     1.30%, 07/01/02                             2,500,000
           1,000,000     1.30%, 07/09/02                             1,000,000
           3,000,000     1.30%, 08/05/02                             3,000,000

UTAH
                      Intermountain Power Agency, Utah,
                      Commercial Paper
           1,000,000     1.45%, 07/03/02                             1,000,000
           2,500,000     1.45%, 07/05/02                             2,500,000
           1,000,000     1.35%, 07/16/02                             1,000,000
           2,000,000     1.30%, 08/09/02                             2,000,000
                      Salt Lake City, Utah, Pollution Control
           1,300,000     Variable Rate, 02/01/08                     1,300,000
                      Utah State
           1,300,000     Variable Rate, 07/01/16                     1,300,000

--------------------------------------------------------------------------------
                                                   UMB SCOUT FUNDS ANNUAL REPORT

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
JUNE 30, 2002

TAX-FREE MONEY MARKET FUND (Continued)

--------------------------------------------------------------------------------
             FACE                                                      MARKET
STATE       AMOUNT    DESCRIPTION                                      VALUE
--------------------------------------------------------------------------------

WASHINGTON
                      Port of Seattle, Washington
          $2,600,000     Variable Rate, 01/01/05                    $2,600,060
                      Seattle, Washington, Water System
           1,900,000     Variable Rate, 09/01/25                     1,900,000
                      Washington State, 96A
           6,500,000     Variable Rate, 06/01/20                     6,500,000
                      Washington State, 96B
           2,000,000     Variable Rate, 06/01/20                     2,000,000
                      Washington State, Public Power #2a1
           1,300,000     Variable Rate, 07/01/12                     1,300,000
                      Washington State, Public Power #2a2
           1,800,000     Variable Rate, 07/01/12                     1,800,000
                      Washington State, Public Power Supply #1
           1,300,000     Variable Rate, 07/01/17                     1,300,000

WISCONSIN
                      Oak Creek, Wisconsin, Pollution Control
           1,400,000     Variable Rate, 08/01/16                     1,400,000
                      Sheboygan, Wisconsin, Pollution Control
           1,600,000     Variable Rate, 08/01/14                     1,600,000
           1,500,000     Variable Rate, 09/01/15                     1,500,000
                      Wisconsin State Government, Commercial Paper
           1,686,000     1.30%, 07/10/02                             1,686,000

WYOMING
                      Kemmerer, Wyoming, Pollution Control
             600,000     Variable Rate, 11/01/14                       600,000
                      Lincoln County, Wyoming, Pollution Control
             200,000     Variable Rate, 11/01/14                       200,000
           1,400,000     Variable Rate, 11/01/14                     1,400,000
           1,100,000     Variable Rate, 08/01/15                     1,100,000
                                                                  ------------

TOTAL INVESTMENTS (COST $175,106,260) - 100.0%                     175,106,260

Other assets less liabilities - 0.0%                                    67,640
                                                                  ------------
TOTAL NET ASSETS - 100.0%
  (equivalent to $1.00 per share;
  1,000,000,000 shares of $0.01 par value
  capital shares authorized;
  175,251,788 shares outstanding)                                 $175,173,900
                                                                  ============

Valuation of securities is on the basis of amortized cost, which approximates market value.

See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------
JUNE 30, 2002

--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
JUNE 30, 2002
(IN THOUSANDS EXCEPT PER SHARE DATA)


--------------------------------------------------------------------------------
                                        MONEY MARKET   MONEY MARKET
                                            FUND           FUND        TAX-FREE
                                           PRIME         FEDERAL    MONEY MARKET
                                         PORTFOLIO      PORTFOLIO        FUND
--------------------------------------------------------------------------------

ASSETS:
  Investment securities at cost ......... $936,270       $353,485     $175,106
  Investment securities
     at market value..................... $936,270       $353,485     $175,106
  Cash  .................................    2,716            179            -
  Receivables:
     Interest............................       86             90          246
     Fund shares sold....................        2             24            6
  Prepaid and other assets ..............       14              6            6
                                         -------------------------------------
       Total assets .....................  939,088        353,784      175,364
                                         -------------------------------------
LIABILITIES:
  Disbursements in excess of
     demand deposit money................        -              -           62
  Payables:
     Fund shares redeemed................       43              -            -
     Income payable......................      822            319          112
     Management fees.....................       71             26           13
     Government fees.....................        7              -            3
                                         -------------------------------------
       Total liabilities ................      943            345          190
                                         -------------------------------------
NET ASSETS............................... $938,145       $353,439     $175,174
                                         =====================================
NET ASSETS CONSIST OF:
  Capital (capital stock and
     paid-in capital).................... $938,174       $353,473     $175,225
  Accumulated undistributed income:
     Net realized loss on investment
       and transactions .................     (29)           (34)         (51)
                                         -------------------------------------
NET ASSETS APPLICABLE
TO OUTSTANDING SHARES.................... $938,145       $353,439     $175,174
                                         =====================================
Capital Shares, $0.01 par value
  Authorized ............................1,500,000        750,000    1,000,000
                                         =====================================
  Outstanding ...........................  938,173        353,473      175,252
                                         =====================================
NET ASSET VALUE PER SHARE................    $1.00          $1.00        $1.00
                                         =====================================


See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------
                                                   UMB SCOUT FUNDS ANNUAL REPORT

-------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
-------------------------------------------------------------------------------
FOR THE YEAR ENDED JUNE 30, 2002
(IN THOUSANDS)

--------------------------------------------------------------------------------
                                        MONEY MARKET   MONEY MARKET
                                            FUND           FUND        TAX-FREE
                                           PRIME         FEDERAL    MONEY MARKET
                                         PORTFOLIO      PORTFOLIO        FUND
--------------------------------------------------------------------------------

INVESTMENT INCOME:
  Interest income .......................  $22,847         $9,116       $2,787
                                         -------------------------------------
     Total investment income ............   22,847          9,116        2,787
                                         -------------------------------------

EXPENSES:
  Management fees .......................    4,724          1,882          819
  Government fees .......................       76             26           13
  Insurance fees ........................       15              6            2
                                         -------------------------------------
        .................................    4,815          1,914          834
                                         -------------------------------------
  Net investment income .................   18,032          7,202        1,953
                                         -------------------------------------

NET REALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) from investment       1              6         (18)
                                         -------------------------------------
  Net realized gain (loss) on investments        1              6         (18)
                                         -------------------------------------
     NET INCREASE IN NET ASSETS
       RESULTING FROM OPERATIONS ........  $18,033         $7,208       $1,935
                                         =====================================

See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------
JUNE 30, 2002

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
(IN THOUSANDS)

--------------------------------------------------------------------------------
                                             MONEY MARKET FUND - PRIME PORTFOLIO
                                             -----------------------------------
                                                   YEAR ENDED       YEAR ENDED
                                                 JUNE 30, 2002     JUNE 30, 2001
--------------------------------------------------------------------------------

INCREASE IN NET ASSETS FROM OPERATIONS:
  Net investment income .....................        $18,032           $44,866
  Net realized gain (loss) from investment ..              1                 -
                                            ----------------------------------
  Net increase in net assets
     resulting from operations...............         18,033            44,866

DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income .....................       (18,032)          (44,866)
                                            ----------------------------------

  Total distributions to shareholders .......       (18,032)          (44,866)

CAPITAL SHARE TRANSACTIONS:
  Shares sold ...............................      1,055,065         1,361,552
  Shares issued for reinvestment
     of distributions........................          3,919             9,926
                                            ----------------------------------
        .....................................      1,058,984         1,371,478
  Shares redeemed ...........................      (985,820)       (1,213,987)
                                            ----------------------------------
  Net increase (decrease) from
     capital share transactions..............         73,164           157,491
                                            ----------------------------------
  Net increase (decrease) in net assets .....         73,165           157,491

NET ASSETS:
  Beginning of period .......................        864,980           707,489
                                            ----------------------------------
  End of period .............................       $938,145          $864,980
                                            ==================================
TRANSACTIONS IN SHARES:
  Shares sold ...............................      1,055,065         1,361,552
  Shares issued for reinvestment
     of distributions........................          3,919             9,926
  Shares redeemed ...........................      (985,820)       (1,213,987)
                                            ----------------------------------
  Net increase (decrease) ...................         73,164           157,491
                                            ==================================

See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------
                                                   UMB SCOUT FUNDS ANNUAL REPORT

------------------------------------------------------------------------------------------------------------------------------------
                                                                              MONEY MARKET FUND _                 TAX-FREE
                                                                               FEDERAL PORTFOLIO             MONEY MARKET FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                                           YEAR ENDED     YEAR ENDED      YEAR ENDED    YEAR ENDED
                                                                          JUNE 30, 2002  JUNE 30, 2001  JUNE 30, 2002 JUNE 30, 2001
------------------------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS:
  Net investment income .....................                                  $7,202        $18,130         $1,953         $4,291
  Net realized gain (loss) from investment ..                                       6              9           (18)             40
                                                                    ---------------------------------------------------------------
  Net increase in net assets
     resulting from operations...............                                   7,208         18,139          1,935          4,331

DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income .....................                                 (7,202)       (18,130)        (1,953)        (4,291)
                                                                    ---------------------------------------------------------------

  Total distributions to shareholders .......                                 (7,202)       (18,130)        (1,953)        (4,291)

CAPITAL SHARE TRANSACTIONS:
  Shares sold ...............................                                 611,741        633,211        217,065        210,356
  Shares issued for reinvestment
     of distributions........................                                   1,367          3,602            254            665
                                                                    ---------------------------------------------------------------
     ........................................                                 613,108        636,813        217,319        211,021
  Shares redeemed ...........................                               (634,624)      (564,461)      (187,842)      (181,230)
                                                                    ---------------------------------------------------------------
  Net increase (decrease) from
     capital share transactions..............                                (21,516)         72,352         29,477         29,791
                                                                    ---------------------------------------------------------------
  Net increase (decrease) in net assets .....                                (21,510)         72,361         29,459         29,831

NET ASSETS:
  Beginning of period .......................                                 374,949        302,588        145,715        115,884
                                                                    ---------------------------------------------------------------
  End of period .............................                                $353,439       $374,949       $175,174       $145,715
                                                                    ===============================================================

TRANSACTIONS IN SHARES:
  Shares sold ...............................                                 611,741        633,211        217,065        210,356
  Shares issued for reinvestment
     of distributions........................                                   1,367          3,602            254            665
  Shares redeemed ...........................                               (634,624)      (564,461)      (187,842)      (181,230)
                                                                    ---------------------------------------------------------------
  Net increase (decrease) ...................                                (21,516)         72,352         29,477         29,791
                                                                    ===============================================================

See accompanying Notes to Financial Statements.


--------------------------------------------------------------------------------
JUNE 30, 2002

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Per share income and capital changes for a share outstanding throughout the period.

MONEY MARKET FUND


------------------------------------------------------------------------------------------------------------------------------------
                                                                                  FOR THE PERIODS ENDED JUNE 30,
                                                                2002           2001           2000           1999            1998
------------------------------------------------------------------------------------------------------------------------------------
PRIME PORTFOLIO
Net asset value, beginning of period                             $1.00          $1.00          $1.00          $1.00          $1.00
                                                             ---------------------------------------------------------------------
  Income from investment operations:
     Net investment income                                        0.02           0.05           0.05           0.05           0.05
                                                             ---------------------------------------------------------------------
  Distributions from:
     Net investment income                                      (0.02)         (0.05)         (0.05)         (0.05)         (0.05)
                                                             ---------------------------------------------------------------------
Net asset value, end of period                                   $1.00          $1.00          $1.00          $1.00          $1.00
                                                             =====================================================================
Total return                                                        2%             6%             5%             5%             5%
                                                             =====================================================================
Ratios/Supplemental Data
Net assets, end of period (in millions)                           $938           $865           $707           $678           $556
Ratio of expenses to average net assets                          0.51%          0.50%          0.51%          0.51%          0.51%
Ratio of net investment income to average net assets             1.91%          5.33%          5.26%          4.72%          5.14%

FEDERAL PORTFOLIO
Net asset value, beginning of period                             $1.00          $1.00          $1.00          $1.00          $1.00
                                                             ---------------------------------------------------------------------
  Income from investment operations:
     Net investment income                                        0.02           0.05           0.05           0.05           0.05
                                                             ---------------------------------------------------------------------
  Distributions from:
     Net investment income                                      (0.02)         (0.05)         (0.05)         (0.05)         (0.05)
                                                             ---------------------------------------------------------------------
Net asset value, end of period                                   $1.00          $1.00          $1.00          $1.00          $1.00
                                                             =====================================================================
Total return                                                        2%             5%             5%             5%             5%
                                                             =====================================================================
Ratios/Supplemental Data
Net assets, end of period (in millions)                           $353           $375           $303           $298           $303
Ratio of expenses to average net assets                          0.51%          0.51%          0.50%          0.51%          0.51%
Ratio of net investment income to average net assets             1.91%          5.30%          5.08%          4.58%          5.03%


See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------
                                                   UMB SCOUT FUNDS ANNUAL REPORT

FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout the period.

TAX-FREE MONEY MARKET FUND


------------------------------------------------------------------------------------------------------------------------------------
                                                                                  FOR THE PERIODS ENDED JUNE 30,
                                                                2002           2001           2000           1999            1998
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                             $1.00          $1.00          $1.00          $1.00          $1.00
                                                             ---------------------------------------------------------------------
  Income from investment operations:
     Net investment income                                        0.01           0.03           0.03           0.03           0.03
                                                             ---------------------------------------------------------------------
  Distributions from:
     Net investment income                                      (0.01)         (0.03)         (0.03)         (0.03)         (0.03)
                                                             ---------------------------------------------------------------------
Net asset value, end of period                                   $1.00          $1.00          $1.00          $1.00          $1.00
                                                             =====================================================================
Total return                                                        1%             3%             3%             3%             3%
                                                             =====================================================================
Ratios/Supplemental Data
Net assets, end of period (in millions)                           $175           $146           $116           $126           $123
Ratio of expenses to average net assets                          0.51%          0.51%          0.53%          0.52%          0.54%
Ratio of net investment income to average net assets             1.19%          3.17%          3.23%          2.66%          3.21%


See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------
JUNE 30, 2002

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - The Funds are registered under the Investment Company Act of 1940, as amended, as open-end, diversified management investment companies.The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

INVESTMENTS - Short-term obligations are valued at amortized cost, which approximates market value. Investment transactions are recorded on the trade date. Investment income and dividends to shareholders are recorded daily and dividends are distributed monthly. Realized gains and losses from investment transactions are reported on the amortized cost basis, which is also used for federal income tax purposes.

FEDERAL INCOME TAXES - The Funds' policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore no federal income tax provision is required.

As of June 30, 2002, the following Funds had net capital loss carryovers:

                                         MONEY         MONEY
                                        MARKET         MARKET        TAX-FREE
                                         FUND           FUND           MONEY
                                         PRIME        FEDERAL         MARKET
(in thousands)                         PORTFOLIO     PORTFOLIO         FUND
--------------------------------------------------------------------------------
For losses expiring June 30,
  2002 ........................            $-             $7             $-
  2003 ........................            29             27              6
  2004 ........................             -              -              -
  2005 ........................             -              -             23
                                   ----------------------------------------
Total..........................           $29            $34            $29
                                   ========================================

Capital loss carryovers are available to offset future realized capital gains and thereby reduce further taxable gain distributions.

As of June 30, 2002, Tax-Free Money Market Fund had (in thousands) $22 of post-October losses, which are deferred until 2003 for tax purposes. Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first day of the Fund's next taxable year.

DISTRIBUTIONS TO SHAREHOLDERS - Each Fund may periodically make reclassifications among certain of its capital accounts as a result of the timing and characterization of certain income and capital gains distributions determined in accordance with federal tax regulations, which may differ from GAAP. These reclassifications are due to differing treatment for items such as deferral of wash sales, net operating losses and post-October capital losses.

For federal income tax purposes, Tax-Free Money Market Fund designated tax-exempt income dividends of (in thousands) $1,953 for the year ended June 30, 2002.

AMORTIZATION - Discounts and premiums on securities purchased are amortized over the life of the respective securities.

ESTIMATES - The preparation of financial statements, in conformity with accounting principles generally accepted in the United States of America, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
                                                   UMB SCOUT FUNDS ANNUAL REPORT

2. INVESTMENT TRANSACTIONS - The aggregate amounts of security transactions during the year ended June 30, 2002 for the money market funds were as follows:

                                                  OTHER THAN        U.S.
                                               U.S. GOVERNMENT   GOVERNMENT
(in thousands)                                    SECURITIES     SECURITIES
--------------------------------------------------------------------------------
PRIME PORTFOLIO MONEY MARKET FUND:
  Purchases ............................          $8,654,367       $875,997
  Proceeds from sale ...................          $8,571,941       $908,468

FEDERAL PORTFOLIO MONEY MARKET FUND:
  Purchases ............................                  $-     $3,942,117
  Proceeds from sale ...................                  $-     $3,971,230

TAX-FREE MONEY MARKET FUND:
  Purchases ............................            $816,404             $-
  Proceeds from sale ...................            $787,162             $-

At June 30, 2002, the cost of securities on a tax basis for federal income tax purposes were as follows:

                                     MONEY          MONEY
                                     MARKET         MARKET        TAX-FREE
                                      FUND           FUND          MONEY
                                     PRIME         FEDERAL         MARKET
(in thousands)                     PORTFOLIO      PORTFOLIO         FUND
--------------------------------------------------------------------------------
Cost of securities
  on a tax basis                    $936,270       $353,485       $175,106
--------------------------------------------------------------------------------

The tax character of distributions paid during the fiscal year ended June 30, 2002 and June 30, 2001 were as follows:

                                                       MONEY MARKET FUND
                                                        PRIME PORTFOLIO
                                                       ------------------
(in thousands)                                        2002           2001
--------------------------------------------------------------------------------
Distributions paid from:
  Ordinary Income ......................             $18,032        $44,866
                                                   ------------------------
Total taxable distributions.............              18,032         44,866
                                                   ------------------------
Total distributions paid................             $18,032        $44,866
                                                   ========================

                                                       MONEY MARKET FUND
                                                       FEDERAL PORTFOLIO
                                                     ---------------------
(in thousands)                                        2002           2001
--------------------------------------------------------------------------------
Distributions paid from:
  Ordinary Income ......................              $7,202        $18,130
                                                   ------------------------
Total taxable distributions.............               7,202         18,130
                                                   ------------------------
Total distributions paid................              $7,202        $18,130
                                                   ========================

                                                            TAX-FREE
                                                       MONEY MARKET FUND
                                                      -------------------
(in thousands)                                        2002           2001
--------------------------------------------------------------------------------
Distributions paid from:
  Exempt Interest ......................              $1,953         $4,291
                                                   ------------------------
Total distributions paid................              $1,953         $4,291
                                                   ========================

As of June 30, 2002, the components of accumulated earnings (deficit) on a tax basis were as follows:

                                     MONEY          MONEY
                                     MARKET         MARKET        TAX-FREE
                                      FUND           FUND          MONEY
                                     PRIME         FEDERAL         MARKET
(in thousands)                     PORTFOLIO      PORTFOLIO         FUND
--------------------------------------------------------------------------------
Accumulated capital
  and other losses ...........       $(29)          $(34)          $(51)
                               --------------------------------------------
Total accumulated
  earnings (deficit) .........       $(29)          $(34)          $(51)
                               ============================================

                                                         Continued on next page.
--------------------------------------------------------------------------------
JUNE 30, 2002

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

3. MANAGEMENT FEES - Scout Investment Advisors, Inc. is the Funds' manager and investment advisor and provides or pays the cost of all management, supervisory and administrative services required in the normal operation of the Funds. This includes investment management; fees of the custodian, independent public accountants and legal counsel; remuneration of officers and directors; rent; and shareholder services, including maintenance of the shareholder accounting system and transfer agency. Not considered normal operating expenses and therefore payable by the Funds are taxes, interest, fees and the other charges of governments and their agencies for qualifying the fund shares for sale, special accounting and legal fees and brokerage commissions. Scout Investment Advisors, Inc.' s management fees are based on the average daily net assets of the Funds at the annual rate of 0.50% of net assets.

4. REPURCHASE AGREEMENTS - Securities purchased under agreements to resell are held by the Funds' custodian, UMB Bank, n.a. The custodian monitors the market values of the underlying securities which they have purchased on behalf of the Funds to ensure that the collateral is sufficient to protect the Funds in the event of default by the seller.

--------------------------------------------------------------------------------
                                                   UMB SCOUT FUNDS ANNUAL REPORT

--------------------------------------------------------------------------------
INDEPENDENT ACCOUNTANTS' REPORT
--------------------------------------------------------------------------------

TO THE SHAREHOLDERS AND BOARD OF DIRECTORS OF

UMB SCOUT MONEY MARKET FUND, INC. (PRIME AND FEDERAL PORTFOLIOS)
UMB SCOUT TAX-FREE MONEY MARKET FUND, INC.

We have audited the accompanying statements of assets and liabilities of the UMB Scout Money Market Fund, Inc. (Prime and Federal portfolios) and UMB Scout Tax-Free Money Market Fund, Inc., including the schedules of investments, as of June 30, 2002, and the related statements of operations, statements of changes in net assets and the financial highlights for the periods indicated thereon. These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2002, by correspondence with the custodian and brokers or by other appropriate auditing procedures with respect to unsettled portfolio security transactions. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the UMB Scout Money Market Fund, Inc. (Prime and Federal portfolios) and UMB Scout Tax-Free Money Market Fund, Inc., as of June 30, 2002, the results of their operations, the changes in their net assets and their financial highlights for the periods indicated thereon, in conformity with accounting principles generally accepted in the United States of America.

BKD, LLP

Kansas City, Missouri
July 26, 2002

JUNE 30, 2002


------------------------------------------------------------------------------------------------------------------------------------
DIRECTORS AND OFFICERS
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  NUMBER OF        OTHER
                                            TERM OF OFFICE                                        PORTFOLIOS       DIRECTORSHIPS
                            POSITION(S)     AND LENGTH OF            PRINCIPAL OCCUPATION(S)      IN COMPLEX       HELD BY
  NAME, ADDRESS AND AGE     HELD WITH FUND  TIME SERVED              DURING PAST 5 YEARS           OVERSEEN        DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
Dr. William E. Hoffman      Director        Indefinite, until        Orthodontist                     3            None
1010 Grand Boulevard                        successor elected
Kansas City, Missouri 64106
Age: 64                                     Served as a
                                            Director since
                                            1982
------------------------------------------------------------------------------------------------------------------------------------
Eric T. Jager               Director        Indefinite, until        President, Windcrest             3            Bartlett Futures,
1010 Grand Boulevard                        successor elected        Investment Management, Inc.;                  Inc., Nygaard
Kansas City, Missouri 64106                                          Executive Vice President -                    Corporation
Age: 59                                     Served as                Investments, Bartlett and                     J&B Funds
                                            Director since           Company                                       (Mutual Fund-
                                            1987                                                                   2 portfolios)
------------------------------------------------------------------------------------------------------------------------------------
Stephen F. Rose             Director        Indefinite, until        Chairman, Sun Publications, Inc. 3            None
1010 Grand Boulevard                        successor elected
Kansas City, Missouri 64106
Age: 54                                     Served as a
                                            Director since
                                            1989
------------------------------------------------------------------------------------------------------------------------------------
Stuart L. Wien              Director        Indefinite, until        Retired, formerly Chairman       3            None
1010 Grand Boulevard                        successor elected        of the Board, Milgram Food
Kansas City, Missouri 64106                                          Stores, Inc.
Age: 78                                     Served as a
                                            Director since
                                            1989
------------------------------------------------------------------------------------------------------------------------------------
Mary M. Tenwinkel           Vice President  Indefinite, until        Senior vice President, UMB      N/A           N/A
1010 Grand Boulevard                        successor elected        Fund Services, Inc.
Kansas City, Missouri 64106
Age: 54                                     Served as
                                            Vice President
                                            since 2001
------------------------------------------------------------------------------------------------------------------------------------
Barbara J. Demmer           Treasurer and   Indefinite, until        Administration Services         N/A           N/A
1010 Grand Boulevard        Secretary       successor elected        Manager, UMB Fund Services,
Kansas City, Missouri 64106                                          Inc. since 1999. Prior to 1999
Age: 45                                     Served as Treasurer      Senior Vice President and
                                            and Secretary            Controller, Amcore Investment
                                            since 2001               Group, N.A.


--------------------------------------------------------------------------------
The UMB Scout Funds' Statement of Additional Information (SAI) includes additional information about the Funds' directors. The SAI is available, without charge, upon request, by calling toll free 1-800-996-2862.
--------------------------------------------------------------------------------
                                                   UMB SCOUT FUNDS ANNUAL REPORT

This report has been prepared for the information of the Shareholders of the UMB
 Scout Money Market Fund and UMB Scout Tax-Free Money Market Fund and is not to
            be construed as an offering of the shares of the Funds.

  Not authorized for distribution unless accompanied or preceded by a current
                           UMB Scout Funds Prospectus.

   The UMB Scout Funds are distributed by UMB Distribution Services, LLC, an affiliate of UMB Financial Corporation, and managed by Scout Investment
                 Advisors, Inc., a subsidiary of UMB Bank, n.a.

INVESTMENT ADVISOR AND MANAGER
Scout Investment Advisors, Inc.
Kansas City, Missouri

AUDITORS
BKD, LLP
Kansas City, Missouri

LEGAL COUNSEL
Stradley, Ronon, Stevens & Young, LLP
Philadelphia, Pennsylvania

CUSTODIAN
UMB Bank, n.a.
Kansas City, Missouri

DISTRIBUTOR
UMB Distribution Services, LLC
Milwaukee, Wisconsin

TRANSFER AGENT
UMB Fund Services, Inc.
Milwaukee, Wisconsin

                               UMB | SCOUT FUNDS
                                 P.O. Box 1241
                            Milwaukee, WI 53201-1241

                           --------------------------
                             TOLL FREE 800-996-2862
                           --------------------------

                             www.umbscoutfunds.com

               "UMB," "Scout" and the Scout design are registered
                  service marks of UMB Financial Corporation.


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                                                                U.S. POSTAGE
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                                                               PERMIT NO. 69
                                                               KANSAS CITY MO
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